Segments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	€ 25,678	€ 21,087	€ 18,121
Impairments	9	35	5
Net Results IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
Revenue	23,035	22,615	22,575
Operating expense	€ 12,583	12,121	11,564
Net Results IFRS-EU | Segments banking activities | Corporate Line
Disclosure of operating segments [line items]
Percentage of business lending of outstanding	0.28
Revenue	€ 484	378	450
Increase due to foreign currency ratio hedging	70
Increase due to financial participation	49
Impairments	16	53
Operating expense	512	533	€ 542
Hyperinflationary accounting, net profit (loss)	12	35
Hyperinflation impact, restructuring costs	€ 73	25
Hyperinflation impact, one-off CLA payment to staff		22
Provision for hyperinflationary impact		€ 21
Van Lanschot Kempen N.V
Disclosure of operating segments [line items]
Interest held	20.30%	2.70%